EQUITY - Schedule Of Options to Purchase Class A Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	24,656,000	31,163,000,000
Unvested (in shares)	5,835,000	8,582,000,000
Number of share options outstanding in share-based payment arrangement	30,491,000	39,745,000,000
US$13.77 - US$16.70 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	1 year 1 month 6 days	1 year 9 months 18 days
C$11.77 | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	2,611,000	4,845,000,000
Unvested (in shares)	0	0
Number of share options outstanding in share-based payment arrangement	2,611,000	4,845,000,000
US$18.43 - US$22.05 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	2 years 6 months
Range two | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	10,142,000	16,604,000,000
Unvested (in shares)	0	0
Number of share options outstanding in share-based payment arrangement	10,142,000	16,604,000,000
US$24.15 - US$31.64 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	4 years 2 months 12 days	5 years 2 months 12 days
Range three | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	5,776,000	5,539,000,000
Unvested (in shares)	102,000	1,390,000,000
Number of share options outstanding in share-based payment arrangement	5,878,000	6,929,000,000
US$35.56 – US$46.62 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	6 years 7 months 6 days	7 years 3 months 18 days
Exercise Price Range Four [Member] | Management Share Option Plan | Common Class A | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)	6,127,000	4,175,000,000
Unvested (in shares)	5,733,000	7,192,000,000
Number of share options outstanding in share-based payment arrangement	11,860,000	11,367,000,000
US$15.58 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options		3 years
Bottom of range | US$13.77 - US$16.70 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 14.61	$ 13.77
Bottom of range | US$18.43 - US$22.05 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	18.43
Bottom of range | US$24.15 - US$31.64 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	24.15	24.15
Bottom of range | US$35.56 – US$46.62 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	35.56	35.56
Bottom of range | US$15.58 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options		18.43
Top of range | US$13.77 - US$16.70 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	16.70	16.70
Top of range | US$18.43 - US$22.05 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	22.05
Top of range | US$24.15 - US$31.64 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	31.64	31.64
Top of range | US$35.56 – US$46.62 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 46.62	46.62
Top of range | US$15.58 - US$20.39 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options		$ 22.05